Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Significant Of Accounting Policies [Line Items]
Fair value approaches weight allocated	50.00%
New accounting pronouncement reduction to other assets and long-term debt	$ 121.7	$ 142.9
Minimum [Member]
Significant Of Accounting Policies [Line Items]
Equity method investment, ownership interest percentage	20.00%
Maximum [Member]
Significant Of Accounting Policies [Line Items]
Equity method investment, ownership interest percentage	50.00%